Other Non-Current Assets (Tables)	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Summary of Other Non-Current Assets
Other
non-current
assets comprise:

( € million)	June 30, 2025	December 31, 2024

Equity instruments at fair value through other comprehensive income	2,105	1,559

Debt instruments at fair value through other comprehensive income	362	357

Other financial assets at fair value through profit or loss	965	1,027

Pre-funded pension obligations	146	156

Long-term prepaid expenses	143	152

Long-term loans and advances and other non-current receivables	382	502

Derivative financial instruments	6	—

Total	4,109	3,753